Fair values of financial assets and financial liabilities (Tables)	12 Months Ended
Sep. 30, 2018
Fair values of financial assets and financial liabilities
Summary of financial instruments carried at fair value

Consolidated	2018				2017
		Valuation	Valuation			Valuation	Valuation
	Quoted	Techniques	Techniques		Quoted	Techniques	Techniques
	Market	(Market	(Non-Market		Market	(Market	(Non-Market
	Prices	Observable)	Observable)		Prices	Observable)	Observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets designated at fair value	8,958	12,846	330	22,134	6,815	17,742	767	25,324
Derivative financial instruments	20	24,066	15	24,101	9	24,009	15	24,033
Available-for-sale securities	11,996	48,504	619	61,119	7,252	52,841	617	60,710
Loans	-	3,250	-	3,250	-	4,587	-	4,587
Life insurance assets	1,345	8,105	-	9,450	2,768	7,875	-	10,643
Regulatory deposits with central banks overseas	-	998	-	998	-	659	-	659

Total financial assets measured at fair value	22,319	97,769	964	121,052	16,844	107,713	1,399	125,956

Financial liabilities measured at
fair value on a recurring basis
Deposits and other borrowings at fair value	-	41,178	-	41,178	-	46,569	-	46,569
Other financial liabilities at fair value through income statement	496	3,801	-	4,297	208	3,848	-	4,056
Derivative financial instruments	76	24,325	6	24,407	8	25,358	9	25,375
Debt issues at fair value	-	3,355	-	3,355	-	4,673	-	4,673
Life insurance liabilities	-	7,597	-	7,597	-	9,019	-	9,019

Total financial liabilities measured at fair value	572	80,256	6	80,834	216	89,467	9	89,692

Parent Entity	2018				2017
		Valuation	Valuation			Valuation	Valuation
	Quoted	Techniques	Techniques		Quoted	Techniques	Techniques
	Market	(Market	(Non-Market		Market	(Market	(Non-Market
	Prices	Observable)	Observable)		Prices	Observable)	Observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total

Financial assets measured at fair value on a recurring basis
Trading securities and financial assets designated at fair value	8,952	11,259	206	20,417	6,797	15,648	501	22,946
Derivative financial instruments	20	23,529	13	23,562	9	23,799	15	23,823
Available-for-sale securities	10,657	45,786	70	56,513	5,480	50,256	64	55,800
Loans	-	3,250	-	3,250	-	4,587	-	4,587
Regulatory deposits with central banks overseas	-	998	-	998	-	659	-	659

Total financial assets measured at fair value	19,629	84,822	289	104,740	12,286	94,949	580	107,815

Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings at fair value	-	40,062	-	40,062	-	46,023	-	46,023
Other financial liabilities at fair value through income statement	496	3,801	-	4,297	208	3,830	-	4,038
Derivative financial instruments	76	24,147	6	24,229	8	24,894	9	24,911
Debt issues at fair value	-	3,223	-	3,223	-	2,940	-	2,940

Total financial liabilities measured at fair value	572	71,233	6	71,811	216	77,687	9	77,912

Summary of changes in financial instruments measured at fair value derived from non-market observable valuation techniques

Consolidated 2018	Trading
	Securities and
	Financial Assets		Available-	Total		Total
	Designated		for-Sale	Level 3		Level 3
$m	at Fair Value	Derivatives	Securities	Assets	Derivatives	Liabilities
Balance as at beginning of year	767	15	617	1,399	9	9
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	2	1	-	3	1	1
Available-for-sale securities reserve	-	-	(7)	(7)	-	-
Acquisition and issues	67	3	1,446	1,516	1	1
Disposal and settlements	(433)	(4)	(1,456)	(1,893)	(5)	(5)
Transfer into or out of non-market observables	(75)	-	-	(75)	-	-
Foreign currency translation impacts	2	-	19	21	-	-

Balance as at end of year	330	15	619	964	6	6

Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2018	(7)	4	-	(3)	(2)	(2)

Consolidated 2017	Trading
	Securities and
	Financial Assets		Available-	Total		Total
	Designated		for-Sale	Level 3		Level 3
$m	at Fair Value	Derivatives	Securities	Assets	Derivatives	Liabilities

Balance as at beginning of year	840	43	704	1,587	17	17
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(26)	(8)	-	(34)	(3)	(3)
Available-for-sale securities reserve	-	-	4	4	-	-
Acquisition and issues	122	5	1,572	1,699	6	6
Disposal and settlements	(162)	(13)	(1,645)	(1,820)	(9)	(9)
Transfer into or out of non-market observables	10	(12)	-	(2)	(2)	(2)
Foreign currency translation impacts	(17)	-	(18)	(35)	-	-

Balance as at end of year	767	15	617	1,399	9	9

Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	(29)	(2)	-	(31)	(3)	(3)

Parent Entity 2018	Trading
	Securities and
	Financial Assets		Available-	Total		Total
	Designated		for-Sale	Level 3		Level 3
$m	at Fair Value	Derivatives	Securities	Assets	Derivatives	Liabilities
Balance as at beginning of year	501	15	64	580	9	9
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	6	1	-	7	1	1
Available-for-sale securities reserve	-	-	2	2	-	-
Acquisition and issues	21	3	18	42	1	1
Disposal and settlements	(268)	(6)	(14)	(288)	(5)	(5)
Transfer into or out of non-market observables	(53)	-	-	(53)	-	-
Foreign currency translation impacts	(1)	-	-	(1)	-	-

Balance as at end of year	206	13	70	289	6	6

Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2018	5	4	-	9	(2)	(2)

Parent Entity 2017	Trading
	Securities and
	Financial Assets		Available-	Total		Total
	Designated		for-Sale	Level 3		Level 3
$m	at Fair Value	Derivatives	Securities	Assets	Derivatives	Liabilities

Balance as at beginning of year	590	42	50	682	17	17
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	8	(7)	-	1	(3)	(3)
Available-for-sale securities reserve	-	-	-	-	-	-
Acquisition and issues	32	5	14	51	6	6
Disposal and settlements	(122)	(13)	-	(135)	(9)	(9)
Transfer into or out of non-market observables	10	(12)	-	(2)	(2)	(2)
Foreign currency translation impacts	(17)	-	-	(17)	-	-

Balance as at end of year	501	15	64	580	9	9

Unrealised gains/(losses) recognised in the income statements for financial instruments held as at 30 September 2017	1	(2)	-	(1)	(3)	(3)

Schedule of financial instruments not measured at fair value

Consolidated		2018
		Fair Value
			Valuation	Valuation
		Quoted	Techniques	Techniques
		Market	(Market	(Non-Market
	Carrying	Prices	Observable)	Observable)
$m	Amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	26,431	26,431	-	-	26,431
Receivables due from other financial institutions	5,790	4,332	1,458	-	5,790
Loans	706,440	-	-	706,742	706,742
Regulatory deposits with central banks overseas	357	357	-	-	357
Other financial assets	4,514	-	4,514	-	4,514

Total financial assets not measured at fair value	743,532	31,120	5,972	706,742	743,834

Financial liabilities not measured at fair value
Payables due to other financial institutions	18,137	2,171	15,966	-	18,137
Deposits and other borrowings	518,107	-	515,953	2,838	518,791
Debt issues1	169,241	-	170,060	-	170,060
Loan capital	17,265	-	17,438	-	17,438
Other financial liabilities	7,855	-	7,855	-	7,855

Total financial liabilities not measured at fair value	730,605	2,171	727,272	2,838	732,281

Consolidated		2017
		Fair Value

			Valuation	Valuation
		Quoted	Techniques	Techniques
		Market	(Market	(Non-Market
	Carrying	Prices	Observable)	Observable)
$m	Amount	(Level 1)	(Level 2)	(Level 3)	Total

Financial assets not measured at fair value
Cash and balances with central banks	18,397	18,397	-	-	18,397
Receivables due from other financial institutions	7,128	4,834	1,902	392	7,128
Loans	680,332	-	-	680,568	680,568
Regulatory deposits with central banks overseas	389	389	-	-	389
Other financial assets	4,754	-	4,754	-	4,754

Total financial assets not measured at fair value	711,000	23,620	6,656	680,960	711,236

Financial liabilities not measured at fair value
Payables due to other financial institutions	21,907	2,429	19,478	-	21,907
Deposits and other borrowings	487,022	-	484,929	2,794	487,723
Debt issues1	163,683	-	165,151	-	165,151
Loan capital	17,666	-	18,087	-	18,087
Other financial liabilities	7,490	-	7,490	-	7,490

Total financial liabilities not measured at fair value	697,768	2,429	695,135	2,794	700,358

1The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.

Parent Entity			2018
			Fair Value
			Valuation	Valuation
		Quoted	Techniques	Techniques
		Market	(Market	(Non-Market
	Carrying	Prices	Observable)	Observable)
$m	Amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	24,726	24,726	-	-	24,726
Receivables due from other financial institutions	5,711	4,267	1,444	-	5,711
Loans	626,918	-	-	627,070	627,070
Regulatory deposits with central banks overseas	250	250	-	-	250
Due from subsidiaries	140,597	-	-	140,597	140,597
Other financial assets	3,677	-	3,677	-	3,677

Total financial assets not measured at fair value	801,879	29,243	5,121	767,667	802,031

Financial liabilities not measured at fair value
Payables due to other financial institutions	17,682	1,735	15,947	-	17,682
Deposits and other borrowings	460,406	-	459,841	1,213	461,054
Debt issues1	149,065	-	149,800	-	149,800
Due to subsidiaries	142,400	-	-	142,400	142,400
Loan capital	17,265	-	17,438	-	17,438
Other financial liabilities	7,035	-	7,035	-	7,035

Total financial liabilities not measured at fair value	793,853	1,735	650,061	143,613	795,409

Parent Entity			2017
			Fair Value
			Valuation	Valuation
		Quoted	Techniques	Techniques
		Market	(Market	(Non-Market
	Carrying	Prices	Observable)	Observable)
$m	Amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	16,405	16,405	-	-	16,405
Receivables due from other financial institutions	6,357	4,462	1,895	-	6,357
Loans	601,650	-	-	601,784	601,784
Regulatory deposits with central banks overseas	286	286	-	-	286
Due from subsidiaries	142,455	-	-	142,455	142,455
Other financial assets	4,000	-	4,000	-	4,000

Total financial assets not measured at fair value	771,153	21,153	5,895	744,239	771,287

Financial liabilities not measured at fair value
Payables due to other financial institutions	21,775	2,304	19,471	-	21,775
Deposits and other borrowings	431,670	-	431,113	1,216	432,329
Debt issues1	141,176	-	142,474	-	142,474
Due to subsidiaries	143,834	-	-	143,834	143,834
Loan capital	17,666	-	18,087	-	18,087
Other financial liabilities	6,868	-	6,868	-	6,868

Total financial liabilities not measured at fair value	762,989	2,304	618,013	145,050	765,367

1The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.